SUPPLEMENT DATED FEBRUARY 6, 2006 TO:

PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT                          PHL VARIABLE ACCUMULATION ACCOUNT
------------------------------------------                          ---------------------------------
Freedom Edge(R) prospectus, dated November 16, 2005                 Freedom Edge(R) prospectus, dated November 16, 2005
Asset Manager prospectus, dated  May 1, 2005                        Asset Manager prospectus, dated May 1, 2005
The Phoenix Edge(R) - VA NY prospectus, dated May 1, 2005           The Phoenix Edge(R) - VA prospectus, dated July 26, 2005
Phoenix Income Choice(R) prospectus, dated May 1, 2005              Phoenix Income Choice(R) prospectus, dated May 1, 2005
Phoenix Investors Edge(R) prospectus, dated November 16, 2005       Phoenix Investors Edge(R) prospectus, dated November 16, 2005
Phoenix Spectrum Edge(R) prospectus, dated May 1, 2005              Phoenix Premium Edge(R) prospectus, dated November 16, 2005
                                                                    Phoenix Spectrum Edge(R) prospectus, dated May 1, 2005
Retirement Planners Edge prospectus, dated May 1, 2005              Retirement Planners Edge prospectus, dated May 1, 2005
Phoenix Dimensions(SM) prospectus, dated November 16, 2005          Phoenix Dimensions(SM) prospectus, dated November 10, 2005


PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT                        PHOENIX LIFE AND ANNUITY VARIABLE UNIVERSAL LIFE ACCOUNT
--------------------------------------------                        --------------------------------------------------------
Corporate Edge prospectus, dated May 1, 2005                        Corporate Edge prospectus, dated May 1, 2005
Estate Edge(R) prospectus, dated May 1, 2005                        Executive Benefit VUL prospectus, dated May 1, 2005
Estate Strategies prospectus, dated May 1, 2005
Executive Benefit VUL prospectus, dated May 1, 2005
Flex Edge prospectus, dated May 1, 2005                             PHLVIC VARIABLE UNIVERSAL LIFE ACCOUNT
Flex Edge prospectus, dated May 1, 2005                             --------------------------------------
Flex Edge Success(R) prospectus, dated May 1, 2005                  The Phoenix Edge(R) - SVUL prospectus, dated May 1, 2005
Individual Edge(R) prospectus, dated May 1, 2005                    The Phoenix Edge(R) - VUL prospectus, dated May 1, 2005
Joint Edge(R) prospectus, dated May 1, 2005                         Phoenix Express VUL(SM) prospectus, dated May 1, 2005
Phoenix Executive VUL(R) prospectus, dated May 1, 2005
Phoenix Express VUL(SM) prospectus, dated May 1, 2005
The Phoenix Edge(R) prospectus, dated May 1, 2005
The Phoenix Edge(R) - SPVL prospectus, dated May 1, 2005


                                                    ----------------------------


THE FOLLOWING FUNDS ARE ADDED UNDER THE HEADING "THE PHOENIX EDGE SERIES FUND" ON THE FIRST PAGE OF YOUR PROSPECTUS:

Phoenix-S&P Dynamic Asset Allocation Series: Moderate
Phoenix-S&P Dynamic Asset Allocation Series: Moderate Growth
Phoenix-S&P Dynamic Asset Allocation Series: Growth
Phoenix-S&P Dynamic Asset Allocation Series: Aggressive Growth



TF889

THE ANNUAL FUND EXPENSES TABLE IN YOUR PROSPECTUS IS SUPPLEMENTED WITH THE FOLLOWING:

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                      Estimated       Net Annual
                                       Rule                   Total                                    Expenses      Fund Expenses
                         Investment   12b-1 or    Other       Annual      Contractual                     of            after
                         Management   Service   Operating      Fund      Reimbursements       Net      Underlying     Reimbursement
        Series              Fee        Fees     Expenses *   Expenses     and Waivers**    Expenses    Funds ***       and Waivers
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-S&P Dynamic
Asset Allocation           0.40%       0.25%      0.69%       1.34%         (0.64%)         0.70%        0.20%            0.90%
Series: Moderate
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-S&P Dynamic
Asset Allocation Series:   0.40%       0.25%      0.34%       0.99%         (0.29%)         0.70%        0.23%            0.93%
Moderate Growth
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-S&P Dynamic
Asset Allocation           0.40%       0.25%      0.27%       0.92%         (0.22%)         0.70%        0.25%            0.95%
Series:  Growth
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-S&P Dynamic
Asset Allocation Series:   0.40%       0.25%      0.29%       0.94%         (0.24%)         0.70%        0.27%            0.97%
Aggressive Growth
------------------------------------------------------------------------------------------------------------------------------------

* Based on estimated amounts for the current fiscal year. Other expenses include such items as transfer agent expenses, financial agent expenses, audit, tax and legal fees, trustee fees, custody expenses, printing costs and other miscellaneous expenses.

** PIC and the Fund have entered into an Expense Limitation Agreement whereby the Other Expenses for the shares of the series will not exceed 0.05% for the period ended April 30, 2007.

*** As an investor in underlying funds, the series will also bear its pro rata portion of the operating expenses of the underlying funds, and contract owners, as investors in the series, indirectly assume a proportional share of these expenses. The estimated expenses of the underlying funds are based upon the weighted average of the total operating expenses of the underlying funds that the series expects to invest in for the year ended December 31, 2006. Total operating expenses of the underlying funds range from 0.15% to 0.50%. Investors may be able to realize lower aggregate expenses by investing directly in an underlying fund instead of the series. An investor who chooses to invest directly in an underlying fund would not, however, receive the asset allocation services available in the series.


                          ----------------------------


THE FOLLOWING IS ADDED TO THE "APPENDIX A - INVESTMENT OPTIONS" SECTION OF YOUR
PROSPECTUS:

INVESTMENT TYPES

------------------------------------------------------------------------------------------------------------------------
                                                                Investment Type
                                            ----------------------------------------------------------------------------
                                               Aggressive                             Growth &
                 Series                          Growth     Conservative    Growth     Income      Income   Specialty
------------------------------------------------------------------------------------------------------------------------
Phoenix-S&P Dynamic Asset Allocation Series:
Moderate                                                                                                       |X|
------------------------------------------------------------------------------------------------------------------------
Phoenix-S&P Dynamic Asset Allocation Series:
Moderate Growth                                                                                                |X|
------------------------------------------------------------------------------------------------------------------------
Phoenix-S&P Dynamic Asset Allocation Series:
Growth                                                                                                         |X|
------------------------------------------------------------------------------------------------------------------------
Phoenix-S&P Dynamic Asset Allocation Series:
Aggressive Growth                                                                                              |X|
------------------------------------------------------------------------------------------------------------------------

TF889

INVESTMENT ADVISORS

------------------------------------------------------------------------------------------------------------------------------------
                                                                             Advisors
                                    ------------------------------------------------------------------------------------------------
                                                                   Duff & Phelps                             Deutsche     Federated
                                       Phoenix        Phoenix       Investment       AIM       Fred Alger      Asset      Investment
                                      Investment      Variable      Management    Advisors,   Management,   Management,   Management
          Series                    Counsel, Inc.  Advisors, Inc.      Co.          Inc.         Inc.          Inc.       Company
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-S&P Dynamic Asset Allocation
Series: Moderate                         |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-S&P Dynamic Asset Allocation
Series: Moderate Growth                  |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-S&P Dynamic Asset Allocation
Series: Growth                           |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-S&P Dynamic Asset Allocation
Series: Aggressive Growth                |X|
------------------------------------------------------------------------------------------------------------------------------------




------------------------------------------------------------------------------------------------------------------------------------
                                                                Morgan
                                       Fidelity    Franklin     Stanley              Templeton    Templeton  Templeton     Wanger
                                      Management    Mutual     Investment   Rydex      Asset        Global   Investment    Asset
                                     and Research  Advisers,   Management   Global   Management,   Advisors   Counsel,   Management,
          Series                       Company        LLC          Inc.     Advisors     Ltd.       Limited      Inc.       L.P.
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-S&P Dynamic Asset Allocation
Series: Moderate
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-S&P Dynamic Asset Allocation
Series: Moderate Growth
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-S&P Dynamic Asset Allocation
Series: Growth
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-S&P Dynamic Asset Allocation
Series: Aggressive Growth
------------------------------------------------------------------------------------------------------------------------------------




INVESTMENT SUBADVISORS

------------------------------------------------------------------------------------------------------------------------------------
                                                                  Subadvisors
------------------------------------------------------------------------------------------------------------------------------------
                                                                                    Kayne
                                                                                   Anderson
                                       Aberdeen         AIM          Alliance      Rudnick       Lazard
                                        Fund          Capital        Capital      Investment      Asset        Lord,        MFS
                                       Managers,     Management,    Management,   Management,   Management    Abbett &   Investment
          Series                         Inc.           Inc.           L.P.          LLC           LLC        Co. LLC    Management
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-S&P Dynamic Asset
Allocation Series: Moderate
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-S&P Dynamic Asset
Allocation Series: Moderate
Growth
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-S&P Dynamic Asset
Allocation Series: Growth
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-S&P Dynamic Asset
Allocation Series: Aggressive
Growth
------------------------------------------------------------------------------------------------------------------------------------




------------------------------------------------------------------------------------------------------------------------------------
                                                                                               Standard &
                                                                                                 Poors               State
                                         Northern                              Seneca          Investment            Street
                                           Trust             Engemann          Capital          Advisory           Research &
                                        Investments,          Asset           Management,       Services,          Management
         Series                            N.A.             Management           LLC              LLC               Company
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-S&P Dynamic Asset
Allocation Series: Moderate                                                                       |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-S&P Dynamic Asset
Allocation Series: Moderate                                                                       |X|
Growth
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-S&P Dynamic Asset
Allocation Series: Growth                                                                         |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-S&P Dynamic Asset
Allocation Series: Aggressive                                                                     |X|
Growth
------------------------------------------------------------------------------------------------------------------------------------





Date: February 6, 2006                                               Keep this supplement with your prospectus for future reference.




TF889